                            CMG STRATEGIC EQUITY FUND
                                  (THE "FUND")
          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2005

1. The following language is added to the Fund's chart following the heading "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS" in the section "MANAGEMENT:
PORTFOLIO MANAGERS":

                     OTHER SEC-REGISTERED OPEN-END       OTHER POOLED
                          AND CLOSED-END FUNDS       INVESTMENT VEHICLES      OTHER ACCOUNTS
                     -----------------------------   -------------------   --------------------
                       Number of                      Number of            Number of
PORTFOLIO MANAGERS      accounts       Assets          accounts   Assets    accounts    Assets
------------------     ---------   --------------     ---------   ------   ---------   --------
Jonas Patrikson*           2       $1.254 billion         0         $0         2       $ 40 thousand
Dara White*                2       $1,254 billion         0         $0         2       $300 thousand

*    Information provided is as of December 31, 2005.

2. The following language is added to the Fund's chart following the heading "OWNERSHIP OF SECURITIES" in the section "MANAGEMENT: PORTFOLIO MANAGERS":

                     DOLLAR RANGE OF EQUITY SECURITIES IN THE
PORTFOLIO MANAGERS            FUND BENEFICIALLY OWNED
------------------   ----------------------------------------
Jonas Patrikson *                      None
Dara White *                           None

*    Information provided is as of December 31, 2005.

3. The following language is added to the Fund's chart following the heading "COMPENSATION" in the section "MANAGEMENT: PORTFOLIO MANAGERS":

PORTFOLIO MANAGERS   PERFORMANCE BENCHMARK              PEER GROUP
------------------   ---------------------              ----------
Jonas Patrikson          S&P 500 Index       Morningstar Large Blend Category
Dara White               S&P 500 Index       Morningstar Large Blend Category

ILT - 39/106667-0206                                           February 17, 2006